Revenue from Contract with Customers - Schedule of Revenue by Channel (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue From Contract With Customers [Line Items]
Total net revenue	$ 467	$ 467	$ 383	$ 909	$ 737	$ 1,558	$ 1,303	$ 1,161
Percentage of total net revenue		100.00%	100.00%	100.00%	100.00%
Direct To Consumer
Revenue From Contract With Customers [Line Items]
Total net revenue		$ 344	$ 294	$ 673	$ 575
Percentage of total net revenue		73.70%	76.80%	74.00%	78.00%
Indirect
Revenue From Contract With Customers [Line Items]
Total net revenue		$ 123	$ 89	$ 236	$ 162
Percentage of total net revenue		26.30%	23.20%	26.00%	22.00%